Deferred tax assets and liabilities (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Deferred tax assets
Deferred tax assets	₨ 294,626		₨ 259,470
Deferred tax liabilities
Deferred tax liabilities	(294,626)		(259,470)
Net deferred tax asset recognized in balance sheet	0	$ 0	0
Property, Plant and Equipment [Member]
Deferred tax assets
Deferred tax assets	294,626		259,470
Intangible assets [Member]
Deferred tax liabilities
Deferred tax liabilities	(148,106)		(127,280)
Finance Lease obligations [Member]
Deferred tax liabilities
Deferred tax liabilities	₨ (146,520)		₨ (132,190)